INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 15:-	INCOME TAXES

a.	Israeli taxation:

1.	Corporate tax rate:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2014 - 26.5% , 2015 - 26.5% and 2016 – 25%.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.

The deferred tax balances included as of December 31, 2015 were calculated according to a tax rate of 26.5%. Following the change in the tax rate in early 2016, the Company recorded a decrease of NIS  1265 thousand in the balance of deferred tax liabilities and a decrease of NIS  729 thousand in the balance of deferred tax assets. In addition, expenses of NIS  536 thousand (138$) was recorded in profit or loss, in taxes on income.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Achieving the Budget Targets for the 2017 and 2018 Budget Years), 2016 which reduces the corporate tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The deferred tax balances included as of December 31, 2016 are calculated according to the updated tax rate. Following the change in the tax rate, the Company recorded an additional decrease of NIS  1,687 thousand in the balance of deferred tax liabilities and an additional decrease of NIS  1,046 thousand in the balance of deferred tax assets. Furthermore, additional expanses of NIS  640 thousand (166 $) was recorded in profit or loss, in taxes on income.

2.	Measurement of taxable income:

On February 26, 2008, the Israeli Parliament enacted the Income Tax Law (Inflationary Adjustments) (Amendment 20) (Restriction of Effective Period), 2008 (Inflationary Adjustments Amendment). In accordance with the Inflationary Adjustments Amendment, the effective period of the Inflationary Adjustments Law will cease at the end of the 2007 tax year, and as of the 2008 tax year, the provisions of the Law shall no longer apply, other than the transitional provisions intended at preventing distortions in the tax calculations. In accordance with the

Inflationary Adjustments Amendment, commencing with the 2008 tax year, income for tax purposes will no longer be adjusted to a real (net of inflation) measurement basis. Furthermore, the depreciation of inflation immune assets and carried forward tax losses will no longer be linked to the Israeli Consumer Price Index.

In accordance with ASC 740, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an “industrial company”, as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise’s development or advancement, to deduct issuance expenses for shares listed for trading, and to file consolidated financial statements under certain conditions.

c.	The Law for the Encouragement of Capital Investments, 1959 (“the Law”):

On August 5, 2013, the “Knesset” issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which consists of Amendment 71 to the Law for the Encouragement of Capital Investments (“the Amendment”). According to the Amendment, the tax rate on preferred income form a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%).

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise’s earnings as above will be subject to tax at a rate of 20%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Income not eligible for Approved Enterprise benefits or Benefited Enterprise benefits is taxed at a regular rate, which was 25% in 2016, 26.5% in 2015 and 26.5% in 2014.

d.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed based on tax laws in their respective jurisdictions. The Corporate income tax rate of significant jurisdictions are as follows:

Tax rate
Mexico	30%
Brazil	34%
Argentina	35%
United States (*)	35%

(*)	Federal.

e.	Income (loss) before taxes on income:

	Year ended
	December 31,
	2016	2015	2014

Domestic	$5,936	$4,189	$7,187
Foreign	(743)	413	(1,976)

	$5,193	$4,602	$5,211

f.	Deferred taxes:

1.
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

	December 31,
	2016	2015

Reserves and accruals	$985	$348
Carryforward tax losses	23,271	24,613
Other temporary differences	423	522

Total deferred tax assets before valuation allowance	$24,679	$25,483

Valuation allowance (2)	(17,621)	(16,251)

Net deferred tax assets	$7,058	$9,232

Goodwill and other intangible assets	(5,482)	(6,071)
Other temporary differences	(809)	(75)

Total deferred tax liabilities	$(6,291)	$(6,146)

Total deferred tax Assets, net of deferred tax liabilities	$767	$3,086

2.
The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences for amounts that are more likely than not be realized in the foreseeable future.

3.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:
	Year ended
	December 31,
	2016	2015	2014
Income before taxes, as reported in the consolidated statements of operations	$5,193	$4,602	$5,211

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$1,298	$1,219	$1,381
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	118	21	68
Change in valuation allowance in respect of deferred taxes	-	-	(10,176)
Operating carryforward losses for which a valuation allowance was provided	197	17	576
Realization of carryforward tax losses for which a valuation allowance was provided	40	(191)	(757)
Profit from a bargain purchase	-	-	(76)
Nondeductible expenses and other permanent differences	192	65	135

	$1,845	$1,131	$(8,849)

g.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $77,356 (including a capital loss in the amount of approximately $31,295) as of December 31, 2016. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $79 as of December 31, 2016. The carryforward tax losses will expire from 2019 to 2020.

Carryforward tax losses of Pointer Mexico totaled approximately $3,218 as of December 31, 2016. The carryforward tax losses will expire from 2017 to 2025.

Carryforward tax losses of Pointer Brazil totaled approximately $3,480 as of December 31, 2016. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer South Africa totaled approximately $6,293 as of December 31, 2016. The carryforward tax losses have no expiration date.

h.	Final tax assessments:

Tax assessments for the Company are considered final as of the 2012 tax year.

Tax assessments for Pointer Mexico are considered final as of the 2008 tax year.

Tax assessments for Pointer Argentina are considered final as of the 2011 tax year.

i.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended
	December 31,
	2016	2015	2014

Current	$501	$348	$200
Deferred	1,344	783	(9,049)

	$1,845	$1,131	$(8,849)

Domestic	$1,768	$1,256	$(8,390)
Foreign	77	(125)	(459)

	$1,845	$1,131	$(8,849)